Impairments - Loss Allowance (Details) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 SEK (kr) item	Dec. 31, 2019 SEK (kr)
Increase (decrease) in loss allowance
Number of scenarios prepared for each PD curve | item	3
Minimum
Increase (decrease) in loss allowance
Weight of base scenario for ECL calculation	70.00%
Weight of downturn scenario for ECL calculation	10.00%
Weight of upturn scenario for ECL calculation	10.00%
Maximum
Increase (decrease) in loss allowance
Weight of base scenario for ECL calculation	80.00%
Weight of downturn scenario for ECL calculation	15.00%
Weight of upturn scenario for ECL calculation	15.00%
Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	kr (128)	kr (139)
Increases due to origination and acquisition	(68)	(23)
Net remeasurement of loss allowance	(112)	10
Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3		(22)
Decreases due to derecognition	6	10
Decrease in allowance account due to write-offs	20	40
Exchange-rate differences	1	(4)
Loans and off balance at end of period	(281)	(128)
12-month expected credit losses | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(54)
Increases due to origination and acquisition	(67)
Net remeasurement of loss allowance	(65)
Transfer to stage 1	0
Transfer to stage 2	0
Decreases due to derecognition	6
Exchange-rate differences	0
Loans and off balance at end of period	(180)	(54)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(10)
Increases due to origination and acquisition	(1)
Net remeasurement of loss allowance	(45)
Transfer to stage 1	0
Transfer to stage 2	0
Decreases due to derecognition	0
Exchange-rate differences	1
Loans and off balance at end of period	(55)	(10)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(64)
Increases due to origination and acquisition	0
Net remeasurement of loss allowance	(2)
Decreases due to derecognition	0
Decrease in allowance account due to write-offs	20
Exchange-rate differences	0
Loans and off balance at end of period	kr (46)	kr (64)